UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 30, 2008.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     July 17, 2008



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       53
Form 13F Information Table Value Total:	      456,566,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      19,567     4,877   Sole   None
PepsiCo, Inc.                   713448108      17,662   277,748   Sole   None
Transocean Sedco Forex          G90078109      17,387   114,093   Sole   None
Microsoft Corp.                 594918104      17,363   631,141   Sole   None
Oracle Corporation              38389x105      16,433   782,544   Sole   None
Walgreen Co                     931422109      16,263   500,238   Sole   None
United Technologies             913017109      15,776   255,691   Sole   None
Apple Computer Inc              037833100      15,284    91,281   Sole   None
Ace Ltd.                        004644100      14,942   271,228   Sole   None
ConocoPhillips                  20825C104      14,685   155,582   Sole   None
Procter & Gamble                742718109      14,522   238,811   Sole   None
Google Inc                      38259P508      14,392    27,339   Sole   None
General Electric                369604103      14,184   531,430   Sole   None
Johnson & Johnson               478160104      14,172   220,268   Sole   None
Wal-Mart Stores Inc		931142103      14,037   249,771   Sole	 None
Alcon Inc                       H01301102      14,020    86,121   Sole   None
Emerson Electric                291011104      13,132   265,556   Sole   None
Lincoln Electronic Holdings	533900106      12,591   159,981   Sole   None
Devon Energy Corp New           25179M103      12,455   103,653   Sole   None
Cisco Systems Inc               17275R102      11,986   515,308   Sole   None
Alliant Techsystems Inc.        018804104      11,248   110,617   Sole   None
Teva Pharmaceutical Inds	881624209      11,159   243,647   Sole	 None
America Movil SAB de CV         02364W105      10,999   208,516   Sole   None
Genetech Inc                    368710406      10,978   144,632   Sole   None
Amphenol Corp			032095101      10,969   244,404   Sole   None
Total S.A                       89151e109      10,608   124,399   Sole   None
MEMC Electronic Materials       552715104      10,293   167,255   Sole   None
Wells Fargo & Co.               949746101      10,122   426,187   Sole   None
Franklin Resources              354613101      10,030   109,441   Sole   None
Rockwell Collins                774341101       9,572   199,575   Sole   None
McGraw Hill Cos                 580645109       9,063   225,903   Sole   None
Intuit                          461202103       9,035   327,696   Sole   None
Danaher Corp Del                235851102       8,449   109,303   Sole   None
Berkshire Hathaway      A       084670108       3,743        31   Sole   None
Middleby Corp.			596278101	1,890	 43,044   Sole   None
Quality Systems                 747582104       1,793    61,237   Sole   None
Petmedexpress Inc               816382106       1,700   138,790   Sole   None
Infosys Tech Spon ADR           456788108       1,624    37,362   Sole   None
Bare Escentuals Inc             067511105       1,608    85,829   Sole   None
Companhia Vale Do ADR           204412209       1,593    44,485   Sole   None
Kohls Corp                      500255104       1,381    34,494   Sole   None
Garmin Limited                  G37260109       1,347    31,453   Sole   None
Gilead Sciences                 375558103       1,333    25,172   Sole   None
Gildan Activewear               375916106       1,090    42,121   Sole   None
Flir Systems Inc		302445101	  833	 20,525	  Sole	 None
Apache Corp			037411105	  680	  4,892   Sole   None
3M Company                      88579Y101         623     8,950   Sole   None
Becton Dickinson Co             075887109         617     7,595   Sole   None
Goldman Sachs Group             38141G104         459     2,626   Sole   None
Manitowoc Co Inc                563571108         429    13,185   Sole   None
Exxon Mobil Corp                30231g102         249     2,820   Sole   None
Rehabcare Group Inc.		759148109	  168	 10,500   Sole   None
Constar Intl Inc                21036U107          30    11,883   Sole   None

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